Schedule of concentration of credit risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	12.00%			[1]
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.00%		13.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%			[1]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	10.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	11.00%
Customer E [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%			[1]
Customer F [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%			[1]
Customer G [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	28.00%
Customer H [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	13.00%
Customer I [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	10.00%
Supplier A [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%			[1]		[1]
Supplier B [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	24.00%			[1]
Supplier C [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	17.00%
Supplier D [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	11.00%
Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.00%		22.00%
Supplier F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%			[1]
Supplier G [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	17.00%
Supplier H [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	11.00%
Supplier I [Member] | Advance to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%			[1]
Supplier J [Member] | Advance to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%			[1]
Supplier K [Member] | Advance to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	15.00%
Supplier L [Member] | Advance to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	11.00%

[1]	Represent percentage less than 10%